April 26, 2006

Ms. Keira Ino, Staff Accountant

VIA EDGAR

Division of Corporation Finance

United States Securities and Exchange Commission

450 Fifth Street, N. W.

Washington, D. C. 20549

Re:

Timberline Resources Corporation.

PREVIEW COPY of Excerpts of FORM 10SB/A/4 Financial Statements

Your File Number 000-51549

Dear Ms. Ino:

On behalf of the above-named Registrant, as a result of your telephone conversation with the Registrant’s auditors, I hereby submit "redline" PDF and the HTML “preview” versions of the excerpts to the financial statements to the subject amendment for you to review and approve and/or suggest changes to  prior to a formal amendment being filed.

We are also attaching two spreadsheets showing the calculations that were used to make the edits to the financial statements as well as an explanation of the calculations and reasons that the Company has chosen to adopt them for the amortization of the derivative discount.

We appreciate your efforts to expedite the clearance of comments process.

Very truly yours,

/s/ John G. Webster

John G Webster

Certified Public Accountant

Enclosure

cc:

Mary Fraser, Esq.

James Atknison

Stephen Goss

John Swallow

Thomas E. Boccieri